Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	December 31,
	2017	2018

Government authorities	$6,486	$7,033
Accrued expenses	16,051	16,362
Accrued interest – Series B Debentures	782	1,334
Accrued royalties to the IIA (Note 10a)	254	433

	$23,573	$25,162